3 Basis of Preparation	12 Months Ended
Dec. 31, 2020
Basis Of Preparation [Abstract]
Basis of Preparation
3	Basis of Preparation
3.1	Statements of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board – IASB.

The Company's Management believes that all the relevant information used in its management is evidenced in the consolidated financial statements, and that it corresponds to that used by Management in administering the Company.

The issuance of these consolidated financial statements was approved by Management on April 19,2021.

3.2	Functional and presentation currency

The financial statements are presented in Brazilian Reais, which is the functional and presentation currency of the Company. Balances herein have been rounded to the nearest thousand, unless otherwise indicated.

3.3	Basis of measurement

The financial statements were prepared based on the historical cost, except for certain financial instruments and investments measured at fair value, as described in the respective accounting policies and notes.

3.4	Use of estimates and judgments

In the preparation of these financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses of the Company. Actual results may differ from those estimates.

Estimates and assumptions are reviewed on a continuous basis. Changes in estimates are recognized prospectively.

3.4.1	Judgments

Information about judgment referring to the adoption of accounting policies which significantly impacts the amounts recognized in the consolidated financial statements, except those involving estimates, is included in the following notes:

•	Note 4.1 - Basis of consolidation and
•	Note 4.2 - Financial instruments

3.4.2	Uncertainties over assumptions and estimates

Information on uncertainties related to assumptions and estimates that pose a chance of resulting in a material change within the next financial year is included in the following notes:

•	Notes 4.3 and 9 - Sectorial financial assets and liabilities;
•	Notes 4.4 and 10 - Accounts receivable related to the concession
•	Notes 4.5 and 11 - Contract assets;
•	Notes 4.8 and 17 - Property, plant and equipment;
•	Notes 4.9 and 18 - Intangible assets;
•	Notes 4.10.1 and 7.3 - Expected credit losses
•	Notes 4.10.2, 17.5 and 17.6 - Impairment of assets;
•	Notes 4.11 and 29 - Provisions for litigation and contingent liabilities;
•	Note 4.12 - Revenue recognition;
•	Note 4.14 - Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber – CCEE);
•	Note 4.15 - Derivative financial instruments;
•	Note 4.16 and 13.1- Deferred income tax and social contribution; and
•	Note 4.17 and 23 - Post-employment benefits.
3.5	Management’s judgment on going concern

Management has concluded that there are no material uncertainties that cast doubt on the Company's ability to continue as a going concern. No events or conditions were identified that, individually or in the aggregate, may raise significant doubts on its ability to continue as a going concern.

The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term concessions; (ii) robust equity; (iii) strong operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical profitability; and (v) fulfillment of the objectives and targets set forth in the Company's Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.

3.6	Restatement of comparative balances
3.6.1	Reclassification of the assets of the Existing System Basic Network - RBSE

After the initial adoption in 2018 of IFRS 15 and IFRS 9, the Brazilian Securities and Exchange Commission (CVM) published on December 1, 2020 complementary interpretive guidance on the adoption of these standards to be observed in the preparation of the Financial Statements of the Electricity Transmitting Companies for the Financial Statements at December 31, 2020.

With regard to the treatment of the assets of the Existing System Basic Network (RBSE), Technical Note No. 336/2016 of Aneel regulated the calculation method for calculating the cost of capital and calculating the Annual Permitted Revenue (RAP) regarding the value of the installations of the RBSE assets and determined payment amounts and terms for the concessionaires. The RAP calculation was divided into two components: economic, referring to the cost of capital of non-depreciated assets in July 2017, and financial, referring to the unpaid cost of capital between January 2013 and June 2017, with annual payment for an 8-year term.

Copel's interpretation, when implementing Technical Pronouncements IFRS 15 and IFRS 9, was to classify the financial portion as a financial asset at amortized cost by understanding, at the time, that: Aneel separated the receipt flows with specific contractual terms, that assets are maintained in the business model to receive contractual cash flow; and that the application of the Variable Portion (PV) would not significantly change the economic nature of the financial portion.

However, CVM's understanding, presented in Circular Letter/CVM/SNC/ SEP/No. 04/2020, is that there is the same category of RBSE asset, subject to the same regulation and the same tariff and regulation mechanism, in a way that the entire transmission infrastructure should be classified as a contract asset.

Accordingly, at December 31, 2020, Copel reclassified the balances of RBSE assets that were recorded in line item Accounts receivable linked to concession to Contract assets. Additionally, the balances of these line items, in the Balance Sheets as of December 31, 2019 and January 1, 2019, are being restated to reflect the reclassification, for comparative purposes, with no effect on the total current assets and non-current assets, in the statements of income, comprehensive income and cash flows of previous years. The reclassification also had no impact the covenants of borrowing and debenture agreements. The following tables show the effects only between the asset line items:

12.31.2019	As previously stated	Adjustments	Restated
STATEMENT OF FINANCIAL POSITION
ASSETS	38,312,550	-	38,312,550
CURRENT ASSETS	7,909,196	-	7,909,196
Accounts receivable - concessions	58,842	(54,297)	4,545
Contract assets	107,443	54,297	161,740
NONCURRENT ASSETS	30,403,354	-	30,403,354
Accounts receivable - concessions	2,558,796	(684,972)	1,873,824
Contract assets	3,943,941	684,972	4,628,913

01.01.2019	As previously stated (a)	Adjustments	Restated
STATEMENT OF FINANCIAL POSITION
ASSETS	36,048,122	-	36,048,122
CURRENT ASSETS	6,677,846	-	6,677,846
Accounts receivable - concessions	53,177	(48,997)	4,180
Contract assets	85,019	48,997	134,016
NONCURRENT ASSETS	29,370,276	-	29,370,276
Accounts receivable - concessions	2,497,514	(704,829)	1,792,685
Contract assets	3,348,211	704,829	4,053,040
(a) The balance considers the adjustments of 01.01.2019 resulting from the initial application of IFRS 16, as shown in Note 4.16 of the Consolidated Financial Statements of December 31, 2019.

3.6.2	Discontinued operation

As result of the divestment process of Copel Telecomunicações S.A., described in Note 40, the balances of the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income and Consolidated Statements of Cash Flows are being restated for comparison purposes, according to paragraph 34 of IFRS 5, as follows:

12.31.2019	As previously stated	Discontinued operations	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	16,244,274	(375,029)	15,869,245
Operating costs	(11,760,176)	296,028	(11,464,148)
GROSS PROFIT	4,484,098	(79,001)	4,405,097
Selling expenses	(207,059)	31,287	(175,772)
General and administrative expenses	(734,300)	23,011	(711,289)
Other operational income (expenses)	(458,815)	136,309	(322,506)
Equity in earnings of investees	106,757	-	106,757
Profit before financial results and taxes	3,190,681	111,606	3,302,287
Financial results	(488,486)	33,122	(455,364)
Operating profit	2,702,195	144,728	2,846,923
Income tax and social contribution	(639,326)	(36,335)	(675,661)
Net income for the period - continuing operations	2,062,869	108,393	2,171,262
Result of discontinued operations	-	(108,393)	(108,393)
Net income	2,062,869	-	2,062,869
Attributed to controlling shareholders	1,989,946	-	1,989,946
Attributed to non-controlling interest	72,923	-	72,923
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(123,184)	-	(123,184)
Total comprehensive income	1,939,685	-	1,939,685
Attributed to controlling shareholders	1,862,489	-	1,862,489
Attributed to non-controlling interest	77,196	-	77,196
STATEMENTS OF CASH FLOWS
Cash flow from opertional activities	2,945,006	-	2,945,006
Net income	2,062,869	-	2,062,869
Profit adjustments	2,416,665	(419,093)	1,997,572
Changes in assets and liabilities	75,908	38,821	114,729
Taxes and charges paid	(1,610,436)	51,464	(1,558,972)
Result of discontinued operations	-	328,808	328,808
Cash flow from investment activities	(1,663,651)	-	(1,663,651)
Property, plant and equipment and intangible assets	(548,162)	175,568	(372,594)
Other activities	(1,115,489)	-	(1,115,489)
Discontinued operations	-	(175,568)	(175,568)
Cash flow from financing activities	(288,037)	-	(288,037)
Issue of Loans and Debentures	3,761,324	(210,000)	3,551,324
Loan, debentures and lease payments	(3,668,940)	9,260	(3,659,680)
Other activities	(380,421)	-	(380,421)
Discontinued operations	-	200,740	200,740
Total effects on cash and cash equivalents	993,318	-	993,318

12.31.2018	As previously stated	Discontinued operations	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	14,934,780	(384,316)	14,550,464
Operating costs	(11,501,688)	128,780	(11,372,908)
GROSS PROFIT	3,433,092	(255,536)	3,177,556
Selling expenses	(148,709)	43,295	(105,414)
General and administrative expenses	(723,534)	16,690	(706,844)
Other operational income (expenses)	(302,690)	52,686	(250,004)
Equity in earnings of investees	135,888	-	135,888
Profit before financial results and taxes	2,394,047	(142,865)	2,251,182
Financial results	(438,050)	24,905	(413,145)
Operating profit	1,955,997	(117,960)	1,838,037
Income tax and social contribution	(511,993)	40,827	(471,166)
Net income for the period - continuing operations	1,444,004	(77,133)	1,366,871
Result of discontinued operations	-	77,133	77,133
Net income	1,444,004	-	1,444,004
Attributed to controlling shareholders	1,407,063	-	1,407,063
Attributed to non-controlling interest	36,941	-	36,941
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(38,360)	-	(38,360)
Total comprehensive income	1,405,644	-	1,405,644
Attributed to controlling shareholders	1,368,549	-	1,368,549
Attributed to non-controlling interest	37,095	-	37,095
STATEMENTS OF CASH FLOWS
Cash flow from opertional activities	1,770,971	-	1,770,971
Net income	1,444,004	-	1,444,004
Profit adjustments	1,204,142	(209,217)	994,925
Changes in assets and liabilities	381,474	11,478	392,952
Taxes and charges paid	(1,258,649)	83,488	(1,175,161)
Result of discontinued operations	-	114,251	114,251
Cash flow from investment activities	(2,149,153)	-	(2,149,153)
Property, plant and equipment and intangible assets	(1,496,644)	280,542	(1,216,102)
Other activities	(652,509)	-	(652,509)
Discontinued operations	-	(280,542)	(280,542)
Cash flow from financing activities	1,286,516	-	1,286,516
Issue of Loans and Debentures	4,205,049	-	4,205,049
Loan and debentures payments	(2,617,811)	5,804	(2,612,007)
Other activities	(300,722)	-	(300,722)
Discontinued operations	-	(5,804)	(5,804)
Total effects on cash and cash equivalents	908,334	-	908,334
3.6.3	Earnings and dividends per share

On March 11, 2021, the General Meeting approved the submission of the proposal for comprehensive amendment and consolidation of the Company's bylaws, including, among other changes, the share split of the Company, in the proportion of one share for ten shares, so that, for every one share issued by the Company, nine new shares of the same class and type will be credited.

Considering IAS 33, these Financial Statements present the values of basic and diluted net profit per share and dividends per share for 2019 and 2018 adjusted, considering the new number of shares, after the split.

The table shows the values of earnings per share presented in the Financial Statements as of December 31, 2019 and 2018 and the values that are being restated, equivalent to the value already disclosed divided by 10:

12.31.2019	As previously stated	Restated
Basic and diluted net earning per share attributed
to controlling shareholders
Common shares	6.94344	0.69440
Class "A" Preferred shares	9.11525	0.85790
Class "B" Preferred shares	7.63812	0.76388
Gross value of dividends per share
Common shares	2.24235	0.22423
Class "A" Preferred shares	3.94657	0.39466
Class "B" Preferred shares	2.46692	0.24669

12.31.2018	As previously stated	Restated
Basic and diluted net earning per share attributed
to controlling shareholders
Common shares	4.91091	0.49109
Class "A" Preferred shares	5.40201	0.54020
Class "B" Preferred shares	5.40201	0.54020
Gross value of dividends per share
Common shares	1.31950	0.13195
Class "A" Preferred shares	2.89050	0.28905
Class "B" Preferred shares	1.45151	0.14515